UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY ¥ in Thousands, $ in Thousands	Ordinary shares Class A ordinary shares CNY (¥) shares	Ordinary shares Class B ordinary shares CNY (¥) shares	Treasury stock CNY (¥) shares	Additional paid-in capital CNY (¥)	Accumulated deficit CNY (¥)	Accumulated other comprehensive gain/(loss) CNY (¥)	TuanChe limited shareholders' equity CNY (¥)	Class A ordinary shares shares	Class B ordinary shares shares	CNY (¥)	USD ($)
Balance at Dec. 31, 2022	¥ 235	¥ 35	¥ (45,886)	¥ 1,296,951	¥ (1,150,135)	¥ (8,416)	¥ 92,784			¥ 92,784
Balance (in shares) at Dec. 31, 2022 | shares	342,329,496	55,260,580	(14,907,047)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issuance for vested restricted shares (in Shares) | shares	3,712,500
Share-based compensation				4,007			4,007			4,007
Net loss					(30,698)		(30,698)			(30,698)
Foreign currency translation adjustment						(34)	(34)			(34)
Balance at Jun. 30, 2023	¥ 235	¥ 35	¥ (45,886)	1,300,958	(1,180,833)	(8,450)	66,059			66,059
Balance (in shares) at Jun. 30, 2023 | shares	346,041,996	55,260,580	(14,907,047)
Balance at Dec. 31, 2023	¥ 236	¥ 35	¥ (45,886)	1,306,496	(1,233,106)	(8,291)	19,484			19,484
Balance (in shares) at Dec. 31, 2023 | shares	362,923,246	55,260,580	(14,907,047)					348,016,199	55,260,580
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issuance for vested restricted shares	¥ 1			(1)
Shares issuance for vested restricted shares (in Shares) | shares	2,184,240
Share-based compensation			¥ 6,308	9,197			15,505			15,505
Share-based compensation (in shares) | shares			1,191,498
Net loss					(40,675)		(40,675)			(40,675)	$ (5,596)
Foreign currency translation adjustment						(27)	(27)			(27)	(4)
Balance at Jun. 30, 2024	¥ 237	¥ 35	¥ (39,578)	¥ 1,315,692	¥ (1,273,781)	¥ (8,318)	¥ (5,713)			¥ (5,713)	$ (787)
Balance (in shares) at Jun. 30, 2024 | shares	365,107,486	55,260,580	(13,715,549)					366,200,519	55,260,580